Contingencies and Commitments (Details Narrative) $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CLP ($)	Dec. 31, 2022 CLP ($)	May 20, 2021 USD ($)	May 20, 2021 UYU ($)	Dec. 31, 2020 CLP ($)	Mar. 17, 2020 CLP ($)	Feb. 18, 2020 CLP ($)
IfrsStatementLineItems [Line Items]
Capital commitments	$ 129,447,840	$ 203,603,490			$ 171,853,982
Explanation about the presentation of significant legal proceedings	all those present a possible risk of occurrence and causes whose committed amounts, individually, are more than ThCh$ 25,000 in the case of chilean companies and US$ 15,000 for cases of foreign subsidiaries.
Legal proceedings provision	$ 325,331	$ 496,302
Notional amount						$ 3,000,000	$ 2,000,000
Uruguayan Subsidiary Milotur S. A. [Member]
IfrsStatementLineItems [Line Items]
Capital commitments			$ 1,000,000	$ 30,000,000
Banco Del Estado De Chile [Member]
IfrsStatementLineItems [Line Items]
Minimum percentage holding in subsidiary	50.10%
Notional amount	$ 16,000,000
Computer software [member]
IfrsStatementLineItems [Line Items]
Capital commitments	$ 37,879,619